CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock par value	$ 1	$ 1
Number of shares authorized	50,000,000	50,000,000
Number of shares issued	20,000	20,000
Number of shares outstanding	20,000	20,000